Income Taxes - Components of Net Deferred Tax Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Inventories	$ 66	$ 104
Warranty and campaigns	170	192
Allowance for credit losses	155	163
Marketing and sales incentive programs	285	268
Other risk and future charges reserve	265	273
Pension, postretirement and postemployment benefits	253	237
Leasing liabilities	114	0
Research and development costs	311	420
Other reserves	347	393
Tax credits and loss carry forwards	677	616
Less: Valuation allowances	(993)	(1,626)
Total deferred tax assets	1,650	1,040
Deferred tax liabilities:
Property, plant and equipment	523	357
Other	165	206
Total deferred tax liabilities	688	563
Net deferred tax assets	$ 962	$ 477